Transactions with Related Parties, Steamship Shipbroking Enterprises Inc. (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Nov. 29, 2021
Transactions with Related Parties [Abstract]
Due to related parties	$ 323,000		$ 410,000
Related Party [Member] | Steamship [Member]
Transactions with Related Parties [Abstract]
Due to related parties	$ 323,000		410,000
Related Party [Member] | Steamship [Member] | Management Agreements [Member]
Transactions with Related Parties [Abstract]
Notice period to terminate agreement	3 months
Related Party [Member] | Steamship [Member] | Management Agreements [Member] | General and Administration Expenses [Member]
Transactions with Related Parties [Abstract]
Accrued performance bonuses	$ 99,000	$ 0
Related Party [Member] | Steamship [Member] | Insurance and Administrative Management Fees [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 75,000	70,000
Related Party [Member] | Steamship [Member] | Insurance-Related Services [Member]
Transactions with Related Parties [Abstract]
Monthly management fee per vessel employed or available for employment				$ 500
Monthly management fee per vessel laid-up and not available for employment				250
Minimum period vessel is laid-up and not available for employment	15 days
Related Party [Member] | Steamship [Member] | Administrative Services [Member]
Transactions with Related Parties [Abstract]
Notice period to terminate agreement	30 days
Monthly fee				10,000
Related Party [Member] | Steamship [Member] | Brokerage Services [Member]
Transactions with Related Parties [Abstract]
Monthly fee			$ 150,000	$ 95,000
Percentage fee on hire agreed per charter party for each vessel				2.50%
Term of agreement	12 months
Renewal term of agreement	1 year
Fees charged by related party	$ 1,131,000	774,000
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | General and Administration Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	900,000	570,000
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 231,000	$ 204,000